Inventories (Tables)	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Schedule of Inventory

Inventories are as follows:

	December 31,
	2024	2023
Finished goods	$1,374	$514
Work-in-progress	206	52
Raw materials	1,288	348
Consumables and spare parts	682	289
Inventories	$3,550	$1,203